UAS DRONE CORP.

420 ROYAL PALM WAY, SUITE 100

PALM BEACH, FLORIDA  33480

June 29, 2015

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington DC 20549

Attn: J. Nolan McWilliams

Re:

UAS Drone Corp., a Nevada corporation (the “Company”)

Registration Statement on Form S-1

Submitted May 22, 2015

CIK No. 0001638911

Dear Mr. McWilliams:

In response to your letter dated June 18, 2015, we have provided our response to your comments as detailed below.

1.  Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

As of the date hereof, neither the Company not anyone on its behalf has provided any written communications to any investors.  The Company will ensure that any such  communications are provided to you in the future.

2.  Please provide us with a detailed analysis for determining that the offering by the selling shareholders is appropriately characterized as a secondary offering that is eligible to be made pursuant to Rule 4125(a)(1)(i) of the Securities Act.  We note that you are registering the resale of a significant percentage of your issued and outstanding shares of common stock held by non-affiliates, that GreenBlock Capital LLC, a company in which your sole director is the managing partner, purchased shares of your common stock in a private offering on March 3, 2015, and that Alpha Capital Anstalt purchased the convertible debenture in a private offering on April 1, 2015.  We may have further comment upon review of your response.  For guidance, refer to Securities Act Rules Compliance and Disclosure Interpretations Question 612.09 located on our website at http://www.sec.gov/divisions/corpfin/guidance/securitiesactrules-interps.htm.

C&DI 612.09 provides as follows:

612.09 It is important to identify whether a purported secondary offering is really a primary offering, i.e., the selling shareholders are actually underwriters selling on behalf of an issuer. Underwriter status may involve additional disclosure, including an acknowledgment of the seller’s prospectus delivery requirements. In an offering involving Rule 415 or Form S-3, if the offering is deemed to be on behalf of the issuer, the Rule and Form in some cases will be unavailable (e.g., because of the Form S-3 “public float” test for a primary offering, or because Rule 415(a)(1)(i) is available for secondary offerings, but primary offerings must meet the requirements of one of the other subsections of Rule 415). The question of whether an offering styled a secondary one is really on behalf of the issuer is a difficult factual one, not merely a question of who receives the proceeds. Consideration should be given to how long the selling shareholders have held the shares, the circumstances under which they received them, their relationship to the issuer, the amount of shares involved, whether the sellers are in the business of underwriting securities, and finally, whether under all the circumstances it appears that the seller is acting as a conduit for the issuer. [Jan. 26, 2009]

As disclosed in its amended registration statement, on April 1, 2015, the Company closed a Securities Purchase Agreement by which Alpha Capital Anstalt (“Alpha”) paid full consideration for an 8% Convertible Debenture in the principal amount of $300,000, convertible into shares of the Company’s common stock at a price of $0.30 per share and subsequently amended to $0.33 per share (the “Debenture”).  As of the date hereof, Alpha has not converted any portion of the Debenture into of the Company’s common stock.

Pursuant to the terms of the Debenture, Alpha’s beneficial ownership of the shares underlying the Debenture may never exceed 9.99% of the Company’s outstanding shares. Section 4(d) of the Debenture prohibits Alpha from converting any portion of the Debenture if such conversion would cause its holdings to exceed 4.99% of the Company’s outstanding shares immediately thereafter (the “Beneficial Ownership Limitation”). The Company’s amended registration statement indicates that 1,100,000 common shares were outstanding as of May 18, 2015.  Based on this figure, Alpha would presently be limited to holding approximately 54,890 shares of the Company’s common stock at any one time.

Under the terms of the Debenture, Alpha may increase or decrease the Beneficial Ownership Limitation upon no less than 61 days’ prior notice to the Company, provided that the Beneficial Ownership Limitation may in no event exceed 9.99% of the Company’s then-outstanding shares of common stock.  Except to the extent that the parties may modify, amend or waive the provisions of the Debenture by written consent, there is no provision in that document that provides for a waiver of the Beneficial Ownership Limitation.

As set forth in C&DI 612.09, the central question in determining whether the offer and sale of the registered securities is an indirect primary offering is whether Alpha may be deemed to be an underwriter selling on behalf of the Company.  As defined in Section 2(a)(11) of the Securities Act of 1933, as amended (the “Securities Act”), an “underwriter” is:

any person who has purchased from an issuer with a view to, or offers or sells for an issuer in connection with, the distribution of any security, or participates or has a direct or indirect participation in any such undertaking, or participates or has a participation in the direct or indirect underwriting of any such undertaking.

Ackerberg v. Johnson, 892 F.2d 1328 (1989), is a leading case construing the meaning of the term “underwriter.”  In Ackerberg, the Eighth Circuit Court of Appeals was faced with the question whether the appellant, Mr. Johnson, was an underwriter such that Section 4(1) of the Securities Act, which exempts from federal registration requirements “transactions by any person other than an issuer, underwriter or dealer,” would be unavailable for his resale of certain securities.  In setting the scope of its inquiry, the Court stated:

When considering whether Johnson is an underwriter, it is helpful to consider that the Section 4(1) exemption is meant to distinguish ‘between distribution of securities and trading in securities.’  L. Loss & J. Seligman, 2 Securities Regulation 627 (3d ed. 1989) (quoting H.R.Rep. No. 85, 73d Cong., 1st Sess. 15 (1933)).  See also Holschuh, 694 F.2d at 137-38 (the 1933 Act ‘was created to exempt routine trading transactions with respect to securities already issued and not to exempt distributions by issuers or acts of others who engage in steps necessary to such distributions’).

Although Section 4(1) is not material to the determination whether Alpha may be engaged in a distribution of the Company’s securities, and hence be an underwriter, theAckerberg court’s distinction between “distributions” and “routine trading transactions” is certainly germane.  In this section of its opinion, the Court clearly distinguishes between “routine trading transactions,” in which case the selling security holder is deemed not to be an underwriter, and transactions which may be deemed to be de facto distributions by the issuer.

Pursuant to Section 3.2(b) of the Securities Purchase Agreement, Alpha has

represented to the Company that Alpha is acquiring the securities as principal for its own account and not with a view to or for distributing or reselling the securities and further, that it has no direct or indirect arrangement or understanding with any other person to distribute the securities.  Alpha further represents that it is acquiring the securities in the ordinary course of its business.

The terms of the Company’s transaction with Alpha also suggest that Alpha has assumed the risk of an investment in the Company.  These risks include, for example, the risk of default on the Debenture and the risk that the conversion price of the Debenture may always exceed the market price of the Company’s common stock at the time of conversion.  As also stated in the amended registration statement, there is presently no public market for the Company’s common stock whatsoever, and there is no assurance that any active market will ever develop.  Furthermore, the conversion price of the Debenture is fixed and is not dependent on future market prices of our common stock, further exposing Alpha to market risk in any market that may eventually develop.

Furthermore, although C&DI 612.09 states that the question of who receives the proceeds from the sale of the subject securities is not dispositive, the fact that Alpha, and not the Company, will receive the proceeds from any resales of the registered securities certainly helps to support the conclusion that Alpha is not participating in a de facto primary offering.

Based upon the foregoing, Alpha will not be an “underwriter” with respect to the resale of the securities pursuant to the registration statement.  Accordingly, the resales of the securities by Alpha pursuant to the resale registration statement should be deemed to be made “by or on behalf of a person or persons other than the registrant” within the meaning of Rule 415(a)(1)(i) of the Commission.

It is also the Company’s position that GreenBlock Capital would not be deemed an underwriter due to the limited number of shares that it is seeking to register.

3.  Please disclose the information pursuant to Item 201(a)(2)(i) and (ii) of Regulation S-K.

The requested disclosure has been added where indicated at the end of the first paragraph under the caption “Description of Securities to be Registered.”

4.  Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include any pictures or graphics to be presented.  Accompanying captions, if any, should also be provided.  We may have comments after reviewing the materials.

The Company does not anticipate including any pages depicting pictures or graphics. However, to the extent that it determines to include such items in the future, it will provide them to you prior to printing and distribution of the preliminary prospectus.

5.  Please identify the provision of Rule 457 under the Securities Act that you used to calculate the fee.

Please see the revised footnote 2 to the “Calculation of Registration Fee” table.

6.  We note your disclosure on page 8 that the selling shareholders are offering their shares at “[m]arket prices prevailing at the time of sale, at prices related to the prevailing market prices, at negotiated prices or at fixed prices, all of which may change” and your disclosure on page 3 that your common stock is not currently quoted on any market.”  As there is no existing market for your common stock, revise your prospectus cover page to specify the fixed price per share until your shares are quoted on the OTCQB and explain that thereafter the selling shareholders will offer the shares at prevailing market prices or at privately negotiated prices to the extent the offering is appropriately characterized as a secondary offering eligible to be made pursuant to Ruel 415(a)(1)(i) of the Securities Act.

A new fourth paragraph has been added to the prospectus cover page in response to this comment.

7.  Please disclose the selling shareholders’ net proceeds if all the shares of common stock are sold.

As indicated in the new fourth paragraph on the prospectus cover page, because the sales prices of such shares are currently unknown, it is impossible to estimate the amount of any such net proceeds.

8.  Please remove any references to the safe harbors under Section 27A of the Securities Act and Section 21E of the Exchange Act as these provisions are not available for an initial public offering or for penny stock issuers.

Both references have been removed.

9.  Please disclose here that your independent auditor has expressed substantial doubt about your ability to continue as a going concern and that you are a development stage company.  In addition, please disclose an estimate of the amount of capital necessary to accomplish your business plans, that you have yet to earn revenues, and your net losses from your most recently completed fiscal year and interim stub.

A new paragraph has been added where indicated under the subheading “Business” of the Prospectus Summary.

10.  Please briefly discuss the risks of dilution associated with your failure to obtain quotation for your common stock within 90 days of the effective date of the registration statement and disclose whether you have taken any steps to arrange for a broker dealer to apply to have your shares quoted on the OTCQB.  In this regard, we note your disclosure on page 12 that the failure to obtain quotations for your common stock within 90 days of effectiveness would result in an Event of Default under the terms of the Debenture held by Alpha Capital.

A new paragraph has been added at the end of the disclosure under the “The Offering” subheading of the Prospectus Summary.

11.  We note your disclosure on page F-15 regarding conflicts of interests your executive officers and director have with your company.  Please disclose such conflicts in your risk factor section.

A new risk factor entitled “Potential Conflicts of Interest” has been added where indicated.

12.  We note that you intend to sell your products to the U.S. military and law enforcement agencies.  To the extent material, please add a risk factor discussing the effect export control regulations and the ability of the U.S. Government to terminate contracts for its own convenience could have on your business.

A new risk factor entitled “Our products may be subject to export regulations; government agencies require terms that are disadvantageous to our business” has been added.

13.  Please briefly describe the risks addressed in this risk factor in your prospectus summary section.

These risks are briefly addressed in the new paragraph referenced in response to your Comment No. 9 above.

14.  Please reconcile the anticipated uses of the proceeds with your revised disclosure with respect to your plan of operations, liquidity, and capital expenditures. Refer to Instruction 2 to Item 504 of Regulation S-K.

Please see the expanded disclosure under the subheading “Liquidity and Capital Resources” of the caption “Management’s Discussion and Analysis.”

15.  We note your disclosure on page 16 that the failure to obtain listing or quotation for trading of your common stock on an applicable trading market by October 13, 2015 will result in an Event of Default and your disclosure on page 12 that you must obtain quotation within 90 days of the effective date of the registration statement to avoid an Event of Default.  Please revise here and throughout for consistency and clarity.

The disclosure under “Selling Stockholders” has been revised to accurately reflect the applicable provision of the Debenture and for consistency with disclosure elsewhere in the registration statement.

16.  Please clarify the effects of an Event of Default by defining the “Mandatory Default Amount,” and disclose such amount here and in your prospectus summary section.

The disclosure under the caption “Selling Security Holders” has been revised to include definitions of both the “Mandatory Default Amount” and “VWAP,” which is an element of the definition of the first term.  The prospectus summary has also been revised to refer to the Selling Stockholders section for this definition.

17.  We note your disclosure that your selling stockholder table does not include shares underlying warrants or convertible securities other than the shares of common stock issuable upon conversion of the Debenture.  Please revise this table to include the underlying shares of any warrants or convertible securities that the selling stockholders are deemed to beneficially own as of the most recent practicable date.

Because the Selling Stockholders do not own any convertible securities other than the Debenture, the second sentence of footnote (1) to the selling stockholder table has been deleted to avoid confusion.

18.  Please revise here and throughout to discuss your business as it exists today by clarifying which aspects of your business operations are anticipatory.  For the aspects of your business operations that are anticipatory in nature, discuss the estimated costs and timelines in reaching your business goals.  Additionally, please clarify whether you will need any agreements with suppliers for the raw materials necessary to manufacture your product; whether you will be required to license third party products such as GroPro Hero 4, which you use in your products; whether you have or will be required to obtain local, state, or federal regulatory licenses necessary for the production and sale of your product; what concrete steps  you have taken to develop marketing and sales platforms you discuss on page 23; the amount you have spent on research and development to date and the additional amount you anticipate spending on research and development, if any, before you offer your products for sale; and the extent to which your present production capacity is sufficient to accommodate demand for your product.

The disclosure under the heading “Description of Business” has been expanded as indicated in response to this comment.

19.  We note that Scott Kahoe signed Exhibit 3.2 as your secretary and that John L. Basshaus signed your registration statement as your acting principal accounting officer.  Please revise your disclosure here and in your Executive Compensation section, as appropriate, or advise.

The requested information has been added under the caption “Directors, Executive Officers and Corporate Governance” and in the Summary Compensation Table under the caption “Executive Compensation” and under “Security Ownership of Certain Beneficial Owners and Management.”  Please also note that Mr. Kahoe has resigned as Secretary and the reference to him has been updated accordingly.

20.  Please include David Sweeney in your summary compensation and Outstanding Equity Awards at Fiscal Year-End tables or tell us how you concluded he was not a named executive officer.

Mr. Sweeney is referenced in both tables as well as the table under the caption “Security Ownership of Certain Beneficial Owners and Management.”

21.  Please identify the listing standards on which you are relying to determine the independence of Mr. Nelson.  See Item 407(a)(1)(ii) of Regulation S-K for the independence definitions that may be used when the registrant is not a listed issuer.

As stated under the subheading “Director Independence,” the Company is relying on the definition provided by NASDAQ Marketplace Rule 5605(a)(2).

22.  In an appropriate part of your prospectus please address the potential conflict of interest created by GreenBlock Capital, LLC’s ownership of your company and GreenBlock Capital, LLC’s managing director serving as your sole director.

A new second paragraph has been added under the subheading “Director Independence” to address this comment.

23.  Please identify the natural person who exercises or the persons who exercise the sole or shared voting power or dispositive power for the shares of common stock held by GreenBlock Capital, LLC.  We note in this regard footnote (5) to the table of selling stockholders.

Footnote 3 of the beneficial ownership table under “Security Ownership of Certain Beneficial Owners and Management” has been revised to disclose that Christopher Spencer has sole voting and dispositive power for the shares held by GreenBlock Capital, LLC.

24.  We note your disclosure on page 26 regarding the $43,180 provided “from a note payable from and advance from a shareholder as well as an advance from an officer of the company,” your disclosure on page F-8 regarding a stockholder advancing $20,000 to the company in the form of a note payable and the same stockholder advancing an additional $12,500 to the company and your disclosure on page F-14 regarding related party transactions.  Please disclose these transactions pursuant to Item 404 of Regulation S-K or tell us why you believe this is unnecessary.

A new first paragraph has been added under the caption “Related Party Transactions” in response to this comment.

25.  Please revise the undertaking in paragraph 1(ii) on page 53 so that it appears exactly as the undertaking in Item 512(a)(1)(ii)  of Regulation S-K.

The undertaking has been revised accordingly.

26.  Please revise to include the signature of the person or persons performing the function of your chief financial officer.

The signature of John L. Busshaus has been revised to indicate that he is also signing in his capacity as acting principal financial officer.

27.  Please have counsel revise to remove assumption 2 as it is inappropriate to make such an assumption regarding counsel’s own client and have counsel remove assumption 3 as it is inappropriate to assume a matter of law upon which counsel is opining.

The opinion has been revised accordingly.

28.  Please have counsel provide its opinion regarding the secondary offering. In this regard, we note that counsel has only provided an opinion for the primary offering.

As stated in the first paragraph thereof, the opinion letter relates to both the primary offering shares and the secondary offering shares and the Exhibit Index reference to the opinion letter has been revised to clarify this.  Accordingly, no separate opinion letter has been provided.

Please advise whether you will have any further comments on this submission.

UAS DRONE CORP.

By /s/ Chad Swan

Chad Swan, Chief Executive Officer